DISCONTINUED OPERATIONS - Balance Sheet (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024
ASSETS
Total current assets of discontinued operations	$ 25,008	$ 678,146
Applied DNA Clinical Labs ("ADCL") | Discontinued operations
ASSETS
Cash and cash equivalents	12,458	578,732
Accounts receivable, net	12,550	33,760
Inventories		5,867
Prepaid expenses and other current assets		59,787
Total current assets of discontinued operations	25,008	678,146
Property and equipment, net	11,264	94,337
Total assets of discontinued operations	36,272	772,483
LIABILITIES
Accounts payable and accrued liabilities	124,565	56,061
Total liabilities of discontinued operations	$ 124,565	$ 56,061